Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2021 and 2020:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2021		31 March 2020
Derivatives not accounted for as hedges	31 March 2021	31 March 2020	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$456.1	$—	$5.5	$8.3	$—	$—
Interest rate swap contracts	—	25.0	—	—	—	0.1
Total	$456.1	$25.0	$5.5	$8.3	$—	$0.1

Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company's consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2021	2020	2019
Asbestos adjustments (gain) loss	$(11.7)	$(0.8)	$0.8
Selling, general and administrative expenses	7.2	1.3	3.9
Total	$(4.5)	$0.5	$4.7